[INVESTORS BANK & TRUST COMPANY]


February 1, 2002

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     The Glenmede Fund, Inc. (the "Registrant")
        Registration Nos. 33-22884/811-5577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the Prospectuses and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A
(the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on January 29, 2002, is the most recent amendment to the Registrant's Registration Statement.

Please do not hesitate to contact the undersigned at (617) 937-4705 if you have any questions regarding this filing.

Very truly yours,


/s/ Jill Grossberg
--------------------
Jill Grossberg, Esq.